OTHER LONG-TERM LIABILITIES - Schedule of reconciliation of changes in liability for royalties payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Long Term Liabilities [Abstract]
At January 1	$ 1,107	$ 1,368
Principal Payments	(11)	(429)
Amounts recognized as an offset from research and development expenses	(113)	(210)
Revaluation of the liability	213	378
As of December 31	$ 1,196	$ 1,107